SCHEDULE OF SALE OF DISCONTINUED OPERATIONS (Details) - USD ($)			3 Months Ended		9 Months Ended
	May 02, 2022	May 01, 2022	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Carrying value of assets disposed
Carrying value of liabilities disposed
Loss on sale of discontinued operations				$ (1,457)		$ (1,457)
Global Leaders Academy Limited [Member]
Carrying value of assets disposed		$ (2,094)
Carrying value of liabilities disposed		637
Carrying value of net assets disposed		(1,457)
Sales proceeds
Loss on sale of discontinued operations	$ (1,457)	$ (1,457)